Basis of Preparation and Accounting Policies (Details Narrative)	11 Months Ended		12 Months Ended
	Dec. 02, 2025	Nov. 28, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Cash and cash equivalents			$ 26,254,000	$ 46,837,000	$ 74,202,000	$ 52,833,000
Current assets (liabilities)			19,661,000
Profit (loss) from operating activities			$ 4,515,000	3,399,000	6,277,000
Entity Accounting Standard			IFRS
Reversal of impairment loss recognised in profit or loss, property, plant and equipment			$ 0	1,891,000	4,400,000
Allowance For Doubtful Trade Receivables			0	0
Current prepayments and other current assets			1,283,000	2,373,000
Borrowing costs capitalised			$ 0	986,000
Number Of Operating Segments			1
Direct operating expense from investment property			$ 18,866,000
Operating lease income			$ 25,339,000
Marguerite Maritime S A [Member]
IfrsStatementLineItems [Line Items]
Loans received		$ 25,000,000.0
Vessel Capacity		64,000
Vessel Delivery date		third quarter of 2026
Current prepayments and other current assets		$ 213,000
Borrowing costs capitalised				377,000
S K Shipholding S A [Member]
IfrsStatementLineItems [Line Items]
Vessel Capacity	64,000
Vessel Delivery date	fourth quarter of 2026
Borrowing costs capitalised				327,000
Shankyo Shoji C O Greatsail Shipping S A [Member]
IfrsStatementLineItems [Line Items]
Borrowing costs capitalised				$ 282,000
First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
IfrsStatementLineItems [Line Items]
Loans received					25,000,000
Borrowing costs capitalised					406,000
Deferred Dry-docking costs [member]
IfrsStatementLineItems [Line Items]
Depreciation method			straight-line basis
Vessels [member]
IfrsStatementLineItems [Line Items]
Depreciation method			straight-line
Useful life			25
Vessels Scrap Rate Per Ton					480
Decrease in depreciation expense due to changes in scrap rate					$ 62,000